dividends per share (Details) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended								12 Months Ended
	Feb. 08, 2023	Oct. 01, 2019	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Dividends per share
Dividends per share	$ 0.3511		$ 0.3511	$ 0.3386	$ 0.3386	$ 0.3274	$ 0.3274	$ 0.3162	$ 0.3162	$ 0.3112	$ 1.3557	$ 1.2710
Dividends declared			$ 502	$ 480	$ 467	$ 450	$ 449	$ 430	$ 428	$ 404	$ 1,899	$ 1,711
Dividend reinvestment in common shares											$ 639	$ 582
Dividend reinvestment and share purchase plan
Dividends per share
Maximum discount on common shares (as a percent)											5.00%
Offering price discount on Common Shares from Treasury (as a percent)		2.00%